Derivative Instruments (Cross-currency Interest Rate Swap) (Details) - Cross-Currency Interest Rate Swaps [Member] R$ in Thousands, $ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Cross-Currency Interest Rate Swap Originated November 2013 [Member] | JPMorgan Chase Bank N.A. [Member] | Payable [Member]
Derivative [Line Items]
Notional Amount | R$	R$ 108,000
Cross-Currency Interest Rate Swap Originated November 2013 [Member] | JPMorgan Chase Bank N.A. [Member] | Receivable [Member]
Derivative [Line Items]
Notional Amount | $		$ 35,400
Interest rate (as a percent)	4.38%	4.38%
Cross-Currency Interest Rate Swap Originated November 2013 [Member] | Brazil Real [Member] | JPMorgan Chase Bank N.A. [Member] | Payable [Member]
Derivative [Line Items]
Interest rate (as a percent)	13.00%	13.00%
Cross-Currency Interest Rate Swap Originated June 2017 [Member] | JPMorgan Chase Bank N.A. [Member] | Payable [Member]
Derivative [Line Items]
Notional Amount | R$	R$ 98,670
Cross-Currency Interest Rate Swap Originated June 2017 [Member] | JPMorgan Chase Bank N.A. [Member] | Receivable [Member]
Derivative [Line Items]
Notional Amount | $		$ 30,000
Interest rate (as a percent)	6.02%	6.02%
Cross-Currency Interest Rate Swap Originated June 2017 [Member] | Brazil Real [Member] | JPMorgan Chase Bank N.A. [Member] | Payable [Member]
Derivative [Line Items]
Interest rate (as a percent)	13.00%	13.00%
Cross-Currency Interest Rate Swap Originated July 2017 [Member] | Citibank N.A. [Member] | Payable [Member]
Derivative [Line Items]
Notional Amount | R$	R$ 94,200
Cross-Currency Interest Rate Swap Originated July 2017 [Member] | Citibank N.A. [Member] | Receivable [Member]
Derivative [Line Items]
Notional Amount | $		$ 30,000
Interest rate (as a percent)	6.29%	6.29%
Cross-Currency Interest Rate Swap Originated July 2017 [Member] | Brazil Real [Member] | Citibank N.A. [Member] | Payable [Member]
Derivative [Line Items]
Interest rate (as a percent)	13.00%	13.00%
Subsidiaries [Member] | Banco Santander S.A. [Member] | Payable [Member]
Derivative [Line Items]
Notional Amount | R$	R$ 155,500
Subsidiaries [Member] | Banco Santander S.A. [Member] | Receivable [Member]
Derivative [Line Items]
Notional Amount | $		$ 50,000
Interest rate (as a percent)	6.91%	6.91%
Subsidiaries [Member] | Brazil Real [Member] | Banco Santander S.A. [Member] | Payable [Member]
Derivative [Line Items]
Interest rate (as a percent)	13.77%	13.77%
Subsidiaries [Member] | Cross-Currency Interest Rate Swap Originated November 2013 [Member] | Bank of America Merrill Lynch Banco Multiplo S.A. [Member] | Payable [Member]
Derivative [Line Items]
Notional Amount | R$	R$ 156,250
Subsidiaries [Member] | Cross-Currency Interest Rate Swap Originated November 2013 [Member] | Bank of America Merrill Lynch Banco Multiplo S.A. [Member] | Receivable [Member]
Derivative [Line Items]
Notional Amount | $		$ 50,000
Interest rate (as a percent)	6.91%	6.91%
Subsidiaries [Member] | Cross-Currency Interest Rate Swap Originated November 2013 [Member] | Brazil Real [Member] | Bank of America Merrill Lynch Banco Multiplo S.A. [Member] | Payable [Member]
Derivative [Line Items]
Interest rate (as a percent)	13.64%	13.64%